Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits
(6)	Deposits

A summary of deposits at December 31, 2012 and 2011 follows:

	2012	2011
Noninterest-bearing demand deposits	$37,955	33,432
Interest-bearing:
Savings and money market accounts	73,704	64,862
NOW accounts	67,463	67,639
Time deposits – under $100,000	90,341	98,229
Time deposits – $100,000 and over	45,694	46,231

Total interest-bearing deposits	277,202	276,961

Total deposits	$315,157	310,393

At December 31, 2012, the scheduled maturity of time deposits is as follows: $77,566 in 2013; $23,306 in 2014; $24,763 in 2015; $5,977 in 2016 and $4,423 in 2017.

In the normal course of business, the Bank has received deposits from executive officers and directors. At December 31, 2012 and 2011, deposits from executive officers and directors were approximately $3,225 and $3,602, respectively. All such deposits were received in the ordinary course of business on substantially the same terms and conditions, including interest rates, as those prevailing at the same time for comparable transactions with unrelated persons.